Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for basis of consolidation [text block]
( a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as follows:

	Jurisdiction	Nature of operations

Puebla Holdings Inc.	Canada	Holding company
Minera Gorrion, S.A. de C.V.	Mexico	Exploration company
Molinos de Puebla, S.A. de C.V.	Mexico	Holding company

Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated in preparing these consolidated financial statements.

Description of accounting policy for foreign currency translation [text block]
(b)	Foreign currencies

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on the transaction dates. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at the date of the statement of financial position. Non-monetary items that are measured in terms of historical cost in a foreign currency are not
retranslated.

Description of accounting policy for financial instruments [text block]
(c)	Financial instruments

The Company has initially adopted IFRS
9,
Financial Instruments
(“IFRS
9”
) from
January 1, 2018.
The effect of initially applying this standard did
not
have a material impact on the Company’s financial statements. A number of other new standards are also effective from
January 1, 2018,
however, were also deemed to
not
have a material impact on the Company's financial statements.

IFRS
9
sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS
39,
Financial Instruments: Recognition and Measurement
(“IAS
39”
). There was
no
material impact to the Company’s consolidated financial statements as a result of transitioning to IFRS
9.

The details of the new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

(i)	Classification and measurement of financial assets and liabilities

IFRS
9
largely retains the existing requirements in IAS
39
for the classification and measurement of financial liabilities. However, it eliminates the previous IAS
39
categories for financial assets held to maturity, loans and receivables, and available for sale.

The adoption of IFRS
9
has
not
had a significant effect on the Company’s accounting policies related to financial liabilities. The impact of IFRS
9
on the classification and measurement of financial assets is set out below.

A financial asset is classified as measured at: amortized cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. The Company's financial assets consist primarily of cash and cash equivalents, and accounts receivable are classified at amortized cost.

(ii)	Impairment of financial assets

An ‘expected credit loss’ (ECL) model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not
to investments in equity instruments. The Company's financial assets measured at amortized cost and subject to the ECL model include cash and cash equivalents, and accounts receivable.

The adoption of the ECL impairment model had
no
impact on the carrying amounts of the Company's financial assets on the transition date, given the accounts receivable are substantially all current and there has been minimal historical customer default. Neither cash and cash equivalents or accounts receivable have been subject to historical credit risk.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(d)	Cash and cash equivalents
Cash equivalents include money market instruments which are readily convertible into cash or have maturities at the date of purchase of less than ninety days.
Description of accounting policy for property, plant and equipment [text block]
(e)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, and are depreciated annually on a declining-balance basis if available-for-use at the following rates:

Automotive equipment	30%
Furniture, fixtures and other	20%
Computer hardware and software	30%
Geological library	20%
Field equipment	20%
Mill equipment	Straight line over mine life (11 years)

Description of accounting policy for exploration and evaluation expenditures [text block]
(f)	Exploration and evaluation assets

The Company is in the exploration stage with respect to its investment in exploration and evaluation assets and, accordingly, follows the practice of capitalizing all costs relating to the acquisition of, exploration for and development of mineral claims to which the Company has rights and crediting all proceeds received from farm-out arrangements or recovery of costs against the cost of the related claims. Acquisition costs include, but are not
exclusive to land surface rights acquired. Deferred exploration costs include, but are not
exclusive to geological, geophysical studies, annual mining taxes, exploratory drilling and sampling. At such time as commercial production commences, these costs will be charged to profit or loss on a unit-of-production method based on proven and probable reserves. The aggregate costs related to abandoned mineral claims are charged to profit or loss at the time of any abandonment or when it has been determined that there is evidence of an impairment.

The Company considers the following facts and circumstances in determining if it should test exploration and evaluation assets for impairment:

(i)	the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

(ii)	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

(iii)	exploration for and evaluation of mineral resources in the specific area have not
led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

(iv)	sufficient data exists to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation assets is unlikely to be recovered in full from successful development or by sale.

An impairment charge
may
be reversed but only to the extent that this does
not
exceed the original carrying value of the property that would have resulted if no
impairment had been recognized. General exploration costs in areas of interest in which the Company has not
secured rights are expensed as incurred.

The recoverability of amounts shown for exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the ability of the Company to obtain financing to complete development of the properties, and on future production or proceeds of disposition.

The Company recognizes in profit or loss costs recovered on exploration and evaluation assets when amounts received or receivable are in excess of the carrying amount.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first
tested for impairment and then reclassified to development asset within property, plant and equipment.

All capitalized exploration and evaluation expenditures are monitored for indications of impairment.

Where a potential impairment is indicated, assessments are performed for each area of interest. To the extent that exploration expenditure is not
expected to be recovered, it is charged to profit or loss. Exploration areas where reserves have been discovered, but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is underway as planned.

Description of accounting policy for impairment of assets [text block]
(g)	Impairment of property, plant and equipment

Property, plant and equipment are reviewed for impairment at least annually, or if there is any indication that the carrying amount may
not
be recoverable. If any such indication is present, the recoverable amount of the asset is estimated in order to determine whether impairment exists. Where the asset does not
generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash generating unit to which the asset belongs.

An asset’s recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value, using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not
been adjusted.

If the recoverable amount of an asset or cash generating unit is estimated to be less than its carrying amount, the carrying amount is reduced to the recoverable amount by way of recording an impairment charge to profit or loss. Where an impairment subsequently reverses, the carrying amount is increased to the revised estimate of recoverable amount but only to the extent that this does not
exceed the carrying value that would have been determined if no
impairment had previously been recognized.

Description of accounting policy for income tax [text block]
(h)	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not
recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not
a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not
reverse in the foreseeable future. In addition, deferred tax is not
recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Description of accounting policy for share-based payment transactions [text block]
(i)	Share-based payments

The Company’s stock option plan allows Company employees, directors, officers and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based payment expense with a corresponding increase in equity reserves. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee
.

Fair value is measured at grant date, and each tranche is recognized using the graded vesting method over the period during which the options vest. The fair value of the options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of stock options that are expected to vest. In situations where equity instruments are issued to consultants and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Description of accounting policy for capital shares [text block]
(j)	Share capital

Proceeds from the exercise of stock options and warrants are recorded as share capital in the amount for which the option or warrant enabled the holder to purchase a share in the Company, in addition to the proportionate amount of reserves originally created at the issuance of the stock options or warrants. Share capital issued for non-monetary consideration is valued at the closing market price at the date of issuance. The proceeds from the issuance of units are allocated between common shares and common share purchase warrants based on the residual value method. Under this method, the proceeds are allocated to common shares based on the fair value of a common share at the announcement date of the unit offering and any residual remaining is allocated to common share purchase warrants.

Description of accounting policy for reclamation and closure cost obligations [text block]
(k)	Reclamation and closure cost obligations

Decommissioning and restoration provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation and discount rates. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows discounted for the market discount rate.

Over time the discounted liability is increased for the changes in the present value based on the current market discount rates and liability risks. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third
party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

When the Company enters into an option agreement on its exploration and evaluations assets, as part of the option agreement, responsibility for any reclamation and remediation becomes the responsibility of the optionee.

Description of accounting policy for earnings per share [text block]
(l)	Net loss per share

The Company presents the basic and diluted net loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted net loss per share is determined by adjusting the net loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares (Note
10
).

Description of accounting policy for new and revised accounting standards effective at the begging of the year [text block]
(m)	Application of new and revised accounting standards effective January 1, 2018

The following new accounting standards and amendments which the Company adopted and are effective for the Company's annual consolidated financial statements commencing
January 1, 2018:

Financial instruments

IFRS
9
- In
July 2014,
the IASB issued the final version of IFRS
9
to replace IAS
39.
IFRS
9
provides a revised model for recognition and measurement of financial instruments and a single, forward-looking 'expected loss' impairment model. IFRS
9
also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after
January 1, 2018,
with early adoption permitted. The Company determined that the adoption of this standard did not
have a significant impact on its future consolidated financial statements.

Description of accounting policy for new accounting standards [text block]
(n)	Future accounting standards

Certain pronouncements were issued by the IASB or IFRIC but are not
yet effective as at
December
31,
2018.
The Company intends to adopt these standards and interpretations when they become effective. The Company does not
expect these standards to have an impact on its consolidated financial statements. Pronouncements that are not
applicable to the Company have been excluded from those described below.

The following are the accounting standards issued but
not
yet effective.

Leases
IFRS
16
- In
January 2016,
the IASB issued IFRS
16,
Leases
("IFRS
16"
) which replaces IAS
17,
Leases
and its associated interpretative guidance. IFRS
16
applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS
16
introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low-value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after
January 1, 2019.

The Company went through the process of reviewing contracts and identifying those that might be relevant under the new standard. Specific leases identified for further review included office leases and an equipment/service contract for a printer. Based on the assessment of the standard, the Company estimates that it will recognize as a lessee, the right-of-use lease assets and related liabilities for existing operating leases of approximately
$400,000
.